Related Party Transactions (Details Textual) (USD $)	12 Months Ended					1 Months Ended	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Dec. 31, 2013 Sang Heng [Member]	Dec. 31, 2012 Sang Heng [Member]	Dec. 31, 2013 Sang Lung [Member]	Dec. 31, 2012 Sang Lung [Member]	Dec. 31, 2013 Bao Li and King's Gaming [Member]	Jul. 31, 2013 Pak Si [Member]	Jun. 30, 2014 Pak Si [Member]	Jun. 30, 2013 Pak Si [Member]	Jun. 30, 2014 Pak Si [Member]	Jun. 30, 2013 Pak Si [Member]	Dec. 31, 2013 Pak Si [Member]	Jun. 30, 2014 Entertainment Expense [Member]	Jun. 30, 2013 Entertainment Expense [Member]	Jun. 30, 2014 Entertainment Expense [Member]	Jun. 30, 2013 Entertainment Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party							$ 1,857,417	$ 1,546,033	$ 3,713,302	$ 3,093,222		$ 177,086	$ 166,341	$ 358,594	$ 308,341
Related Party Transactions, Monthly Payments	155,000	180,000	155,000	180,000	103,000	103,000
Due to Related Parties							$ 619,331		$ 619,331		$ 619,042